Bitwise Bitcoin and Ether Equal Weight Strategy ETF
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 19.8%
U.S. Treasury Bill, 5.28%, 5/14/2024
(a)
(Cost $2,086,876) ........................................................... $ 2,100,000 $ 2,086,821
Shares
Money Market Funds – 57.6%
DWS Government Money Market Series Institutional, 5.25%
(b)
(Cost $6,089,837) ........................................................... 6,089,837 6,089,837
Total Investments – 77.4%
(Cost $8,176,713) ........................................................................... $ 8,176,658
Other Assets in Excess of Liabilities – 22.6% ........................................................ 2,390,733
Net Assets – 100.0% .......................................................................... $ 10,567,391
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Rate shown reflects the 7-day yield as of March 31, 2024.
At March 31, 2024, open Futures Contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
†
CME Bitcoin Futures .............................. 14 $ 5,007,100 4/26/24 $ 211,129
CME Ether Futures ............................... 29 5,226,525 4/26/24 74,579
CME Micro Bitcoin Futures ......................... 46 329,038 4/26/24 16,956
CME Micro Ether Futures .......................... 100 36,045 4/26/24 2,343
Total net unrealized appreciation $ 305,007
†
Cash in the amount of $2,073,785 has been pledged as collateral for open Futures Contracts as of March 31, 2024.
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bill ................................................................................ 19.8%
Money Market Funds ............................................................................. 57.6%
Total Investments ................................................................................ 77.4%
Other Assets in Excess of Liabilities .................................................................. 22.6%
Net Assets ..................................................................................... 100.0%